Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Feb. 08, 2014	Jul. 27, 2013	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Revenue, Segment [Member] | Segment Concentration Risk, Cinema Advertising [Member] | Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of concentration risk					10.00%
Three new employee incentive plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Employee incentive plan terms	10 years
Compensation expense previously recognized reversed			$ 32.2
Two of three plans [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of cash compensation could have distributed in annual net profits after certain adjustments	10.00%
Third employee incentive plan [Member]
Schedule of Significant Accounting Policies [Line Items]
Maximum percentage of eligible employees allowed to receive in the annual adjusted net profits of projects that they worked on	20.00%
Class A ordinary shares [Member] | Changyou 2014 Share Incentive Plan [Member] | Stock Options [Member]
Schedule of Significant Accounting Policies [Line Items]
Installments of share options granted				four equal installments
Award vesting period				4 years
Share Repurchase Program [Member] | ADS [Member]
Schedule of Significant Accounting Policies [Line Items]
Authorized amount of share repurchase program		$ 100.0
Period in force of share repurchase program		2 years